Risk information - Liquidity reserve (Details) - Liquidity risk - SEK (kr) kr in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maturity term of borrowing programs used to secure access to short-term borrowing	1 year
Period of monitoring the liquidity coverage ratio	30 days
Liquidity reserve	kr 57.2	kr 57.7
Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	22.4	32.2
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	12.7	11.8
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	22.1	13.7
Other
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.0	0.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	33.0	25.3
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	6.0	11.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	11.2	8.0
Securities issued or guaranteed by sovereigns, central banks or multilateral development banks | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	15.8	6.3
Securities issued or guaranteed by municipalities or other public entities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	11.2	18.3
Securities issued or guaranteed by municipalities or other public entities | Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	4.2	7.1
Securities issued or guaranteed by municipalities or other public entities | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.7	3.8
Securities issued or guaranteed by municipalities or other public entities | USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	6.3	7.4
Covered bonds issued by other institutions
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	12.0	13.1
Covered bonds issued by other institutions | Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	11.2	13.1
Covered bonds issued by other institutions | EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	0.8
Balances with National Debt Office
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	1.0	1.0
Balances with National Debt Office | Skr
Disclosure of nature and extent of risks arising from financial instruments [line items]
Liquidity reserve	kr 1.0	kr 1.0